Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		$ 4,665,334	$ 4,598,930
Accumulated Amortization
Closing net book amount	4,665,334	4,665,334	4,598,930
Six months ended December 31, 2022
Opening net book amount	4,598,930
Additions	66,404
Gamma Linolenic Acid (“GLA”) assets and licensing rights to Arachidonic Acid (“ARA”) [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		3,045,456	3,000,000
Accumulated Amortization
Closing net book amount	3,045,456	3,045,456	3,000,000
Six months ended December 31, 2022
Opening net book amount	3,000,000
Additions	45,456
SPC® technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		1,619,878	1,598,930
Accumulated Amortization
Closing net book amount	1,619,878	$ 1,619,878	$ 1,598,930
Six months ended December 31, 2022
Opening net book amount	1,598,930
Additions	$ 20,948